Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingent Liabilities and Commitments [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
USD
2018	$29
2019	9
$38